Other assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
(7)	Other assets

	2013	2014
Deferred lease incentive and premiums, net of amortization	13,688	43,566
Other property, plant and equipment, net of depreciation of US$0.6m (2013: US$0.4m)	1,040	2,876
Deposits paid	500	453
Prepayments	1,872	2,310
Deferred tax charge	4,325	3,797

	21,425	53,002